Investment in equity investee (Details) - Beijing HQS - Wuhan Didi ¥ in Millions	Oct. 31, 2014 CNY (¥)
Investment in equity investee
Cash consideration paid upon the closing of the transaction	¥ 11.0
Percentage of economic interests held	20.00%